Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Credit Derivatives [Line Items]
Credit protection sold	SFr 124.2	SFr 160.3
Credit protection purchased	115.6	148.5
Other protection purchased	16.8	33.9
Other instruments	4.1	9.3
Total credit derivatives	SFr 260.7	SFr 352.0